PROVISION FOR INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Operating loss carry forwards, net	$ 12,350		$ 11,350		$ 2,860
Operating loss carry forwards expiration date	NOLs for the periods ending June 30, 2018 and prior in the amount of approximately $2.86 million begin to expire in 2037		NOLs for the periods ending June 30, 2018 and prior ($2.86 million) begin to expire in 2037.
Valuation allowance	$ 400	$ 200	$ 1,300	$ 1,000
Net operating loss carryforwards no expiration			$ 8,490